Benefits offered to employees (Details 2) - BRL (R$) R$ in Millions	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Total obligations	R$ 620	R$ 551
Fair value of plan assets	(53)	(57)
Consolidated net balance (non-current liabilities)	567	494
Defined Benefit [Member]
IfrsStatementLineItems [Line Items]
Total obligations	252	229
Defined Benefit [Member] | Novamont Braskem America [Member]
IfrsStatementLineItems [Line Items]
Total obligations	57	58
Defined Benefit [Member] | Braskem Idesa [Member]
IfrsStatementLineItems [Line Items]
Total obligations	30	23
Defined Benefit [Member] | Braskem Alemanha And Netherlands [Member]
IfrsStatementLineItems [Line Items]
Total obligations	165	148
Health Care Plan [Member] | Bradesco Saude [Member]
IfrsStatementLineItems [Line Items]
Total obligations	R$ 368	R$ 322